Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 2,726	$ 1,742
Weighted average interest rate	5.01%	0.83%
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 481	$ 355
Weighted average interest rate	5.47%	1.20%
Advances on term, revolving and accounts receivable facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,380	$ 945
Weighted average interest rate	5.00%	0.58%
Non-revolving term facilities | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 796	$ 400
Weighted average interest rate	5.19%	0.96%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 6
Weighted average interest rate	0.00%	0.00%
Bank indebtedness | NSPI
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 1
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 10	$ 10
Weighted average interest rate	5.25%	5.25%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 59	$ 25
Weighted average interest rate	5.15%	1.20%